Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	PERKO WORLDWIDE CORP
Entity Central Index Key	0001584697
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Amendment Description	Amendment 4.
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2015